Share based payment reserve (Details 3)	9 Months Ended
May 31, 2023 shares $ / shares
Notes and other explanatory information [abstract]
Number of exercise price outstanding | $ / shares	$ 0.50
Number of options outstanding	7,375,000
Number of options exercisable	1,475,000
Expiry date	Aug. 17, 2027
Remaining contractual life	4 years 2 months 12 days